Stockholders' Equity - Equity Incentive Plans (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 shares	Dec. 31, 2022 installment shares	Dec. 31, 2021 shares	Feb. 28, 2023 shares
2019 Equity Incentive Plan
Number of shares authorized under the plan				2,780,000
Granted (in shares)	2,173,693	0	0
Expected dividend yield percentage		0.00%
2019 Plan
2019 Equity Incentive Plan
Number of shares authorized under the plan		2,780,000
Granted (in shares)		867,572
Number of shares remained available for future issuance under the plan		266,668
Term of the stock options		10 years
Vesting period		4 years
Vesting percentage		25.00%
Number of equal monthly instalments for vesting | installment		36
Expiration term of the vested options if not exercised		3 months
Minimum | Board members | 2019 Plan
2019 Equity Incentive Plan
Vesting period		3 years
Maximum | Board members | 2019 Plan
2019 Equity Incentive Plan
Vesting period		4 years